--------------------------------
                                                OMB APPROVAL
                       UNITED STATES            --------------------------------
             SECURITIES AND EXCHANGE COMMISSION OMB Number:            3235-0456
                   Washington, D.C. 20549       Expires:         August 29, 2002
                                                Estimated average burden
                         FORM 24F-2             hours per response             1
                                                --------------------------------
              Annual Notice of Securities Sold
                   Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form. Please print or type.

--------------------------------------------------------------------------------
  1.        Name and address of issuer:

               Badgley Funds, Inc.
               1420 Fifth Avenue
               Seattle, WA 98101


--------------------------------------------------------------------------------
2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):
                                                                      [X]

--------------------------------------------------------------------------------
3.   Investment Company Act File Number: 811-08769

     Securities Act File Number: 333-51431

--------------------------------------------------------------------------------
 4(a).  Last day of fiscal year for which this Form is filed:
               May 31, 2002


--------------------------------------------------------------------------------
4(b).[ ]Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

     Note: If the Form is being filed late, interest must be paid on the registration fee due.

--------------------------------------------------------------------------------
4(c). [ ]Check box if this is the last time the issuer will be filing this Form.


--------------------------------------------------------------------------------
SEC 2393 (9-97)

--------------------------------------------------------------------------------

5.   Calculation of registration fee:

     (i)  Aggregate  sale  price of  securities  sold  during  the  fiscal  year
          pursuant to section 24(f):                                $ 11,048,374
                                                                   -------------

     (ii) Aggregate  price of  securities  redeemed  or  repurchased  during the
          fiscal year:                                  $ 8,801,845
                                                      -------------

     (iii)Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the
          Commission:
                                                                $ 0
                                                      -------------



     (iv) Total  available  redemption  credits [add Items 5(ii) and 5(iii)]:
                                                                   $   8,801,845
                                                                   -------------


     (v)  Net sales - if Item 5(i) is  greater  than Item 5(iv)  [subtract  Item
          5(iv) from Item 5(i)]:                                     $ 2,246,529
                                                                   -------------

--------------------------------------------------------------------------------

     (vi)Redemption credits available for use in future years - if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:
                                                     $(        0  )
                                                      -------------
--------------------------------------------------------------------------------

     (vii)Multiplier for determining  registration fee (See Instruction  C.9):
                                                                       X 0.0092%
                                                                   -------------

     (viii)Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter "0" if no fee is due):
                                                                      = $ 206.68
                                                                   -------------
--------------------------------------------------------------------------------
6.   Prepaid Shares

     If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2], then report the amount of securities (number of shares or other units) deducted here : 0
                           -----

     If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here : 0
                                         ---

--------------------------------------------------------------------------------
7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                                   +$          0
                                                                   -------------

--------------------------------------------------------------------------------
8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                                   =$     206.68
                                                                   -------------

--------------------------------------------------------------------------------
9.   Date  the  registration  fee  and  any  interest  payment  was  sent to the
     Commission's lockbox depository:    8/16/02

            Method of
            Delivery:

            ---
            X                 Wire Transfer
            ---

            ---
                            Mail or other means
            ---

--------------------------------------------------------------------------------

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)*       /s/ Lisa P. Guzman
                                -------------------------------------------

                                Lisa P. Guzman,  Treasurer and Secretary
                                -------------------------------------------

Date      8/14/02
       ---------------

* Please print the name and title of the signing officer below the signature.